Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets	12 Months Ended
Dec. 31, 2021
Land [MEmber]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life
Paintings and Works of Art [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life
Carpets and Curtains [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	36 months
Computers and Hardware [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	36 months
Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	36 months
It Systems and Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	36 months
ATMs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Other Machines and Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Office Furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Telephone and Communication Systems [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Security Systems [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Rights over Telephone Lines [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	60 months
Air Conditioning Systems [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	84 months
Other Installations [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	120 months
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives for the tangible assets [Line Items]
Useful life	1200 months